Investments - Summary of Long-Term Investments (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Schedule of Investments [Line Items]
Available-for-sale debt securities	¥ 46,782		¥ 34,368
Equity method investments	35,026		34,950
Total	81,808	$ 11,330	69,318
Jiaxing Neixiangyoupan Equity Investment Fund Partnership
Schedule of Investments [Line Items]
Equity method investments	29,387		31,745
Others
Schedule of Investments [Line Items]
Equity method investments	5,639		3,205
iSNOB
Schedule of Investments [Line Items]
Available-for-sale debt securities	26,021		24,656
Juesekuangxiang
Schedule of Investments [Line Items]
Available-for-sale debt securities	6,875		0
Jimi
Schedule of Investments [Line Items]
Available-for-sale debt securities	5,459		0
Others
Schedule of Investments [Line Items]
Available-for-sale debt securities	¥ 8,427		¥ 9,712